PENSION PLAN - Actuarial Assumptions (Details) - year	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Discount rate	3.60%	3.90%
Future pension earning increases	4.00%	4.00%
Current male pensioners at age 65
Disclosure of defined benefit plans [line items]
Assumptions regarding mortality longevities (in years)	21.7	21.6
Current female pensioners at age 65
Disclosure of defined benefit plans [line items]
Assumptions regarding mortality longevities (in years)	24.1	24.0
Current male members at age 45
Disclosure of defined benefit plans [line items]
Assumptions regarding mortality longevities (in years)	22.8	22.7
Current female members at age 45
Disclosure of defined benefit plans [line items]
Assumptions regarding mortality longevities (in years)	25.1	25.0